Segment Reporting	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting

20.    SEGMENT REPORTING

The operations of the Company are organized into three segments, consisting of the search services, transaction services, and iQiyi . Search services include the traditional search engine related businesses such as auction-based P4P services and display-based online advertising services. Transaction services include the newly developed internet businesses such as services provided by Baidu Nuomi, takeout delivery services and other online-to-offline services. iQiyi represents online video business.

The Company derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. The Company does not allocate any share-based compensation expenses and certain operating expenses to its segments as the CODM does not use this information to measure the performance of the operating segments. Because substantially all of the Group’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2013, 2014 and 2015.

	For the years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
		(In thousands)
Search Services
Revenues	29,590,276	43,727,459	55,667,478	8,593,577
Operating profit	14,178,852	20,547,793	28,117,837	4,340,646

Transaction Services
Revenues	1,319,187	3,822,456	7,005,941	1,081,531
Operating profit	(1,522,279)	(5,973,978)	(13,145,445)	(2,029,307)

iQiyi
Revenues	1,345,042	2,873,552	5,295,760	817,525
Operating profit	(743,013)	(1,110,299)	(2,383,438)	(367,939)

Inter-segment
Revenues	(310,581)	(1,371,149)	(1,587,450)	(245,060)
Operating profit	(207,113)	302,988	469,718	72,512

Segment operating profit	11,706,447	13,766,504	13,058,672	2,015,912
Unallocated expenses	(514,727)	(962,740)	(1,387,118)	(214,134)

Group consolidated operating profit	11,191,720	12,803,764	11,671,554	1,801,778